LONG-TERM DEBT - Retired (Details) CAD in Millions, $ in Millions	1 Months Ended
	Aug. 31, 2015 CAD	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Jan. 31, 2015 USD ($)	Jun. 30, 2014 CAD	Feb. 28, 2014 CAD	Jan. 31, 2014 CAD	Aug. 31, 2013 USD ($)	Jun. 30, 2013 USD ($)
TRANSCANADA PIPELINES LIMITED | Debentures, 11.90%
Debt Instrument [Line Items]
Amount | CAD	CAD 150
Interest Rate	11.90%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes, 3.40%
Debt Instrument [Line Items]
Amount		$ 500
Interest Rate		3.40%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes, 0.875%
Debt Instrument [Line Items]
Amount			$ 500
Interest Rate			0.875%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes, 4.875%
Debt Instrument [Line Items]
Amount				$ 300
Interest Rate				4.875%
TRANSCANADA PIPELINES LIMITED | Debentures, 11.10%
Debt Instrument [Line Items]
Amount | CAD					CAD 125
Interest Rate					11.10%
TRANSCANADA PIPELINES LIMITED | Medium-Term Notes at 5.05%
Debt Instrument [Line Items]
Amount | CAD						CAD 300
Interest Rate						5.05%
TRANSCANADA PIPELINES LIMITED | Medium-Term Notes, 5.65%
Debt Instrument [Line Items]
Amount | CAD							CAD 450
Interest Rate							5.65%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes 5.05%
Debt Instrument [Line Items]
Amount								$ 500
Interest Rate								5.05%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes, 4.00%
Debt Instrument [Line Items]
Amount									$ 350
Interest Rate									4.00%
GAS TRANSMISSION NORTHWEST LLC | Senior Unsecured Notes, 5.09%
Debt Instrument [Line Items]
Amount		$ 75
Interest Rate		5.09%
NOVA GAS TRANSMISSION LTD. | Debentures, 11.20%
Debt Instrument [Line Items]
Amount | CAD					CAD 53
Interest Rate					11.20%